Accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies Policies
General information

General information

Midatech Pharma PLC (the "Company") is a company registered and domiciled in England. The Company was incorporated on 12 September 2014.

The Company is a public limited company, which has been listed on the Alternative Investment Market (“AIM”), which is a submarket of the London Stock Exchange, since 8 December 2014.

In addition, since 4 December 2015 the Company has American Depository Receipts (“ADRs”) registered with the US Securities and Exchange Commission (“SEC”) and is listed on The NASDAQ Capital Market.

Basis of preparation

Basis of preparation

The Group was formed on 31 October 2014 when Midatech Pharma PLC entered into an agreement to acquire the entire share capital of Midatech Limited and its wholly owned subsidiaries through the issue equivalent of shares in the Company which took place on 13 November 2014.

These financial statements have been prepared in accordance with International Financial Reporting Standards, International Accounting Standards and Interpretations (collectively IFRS) issued by the International Accounting Standards Board (IASB) and as adopted by the European Union ("adopted IFRSs") and are presented in £’000’s Sterling.

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the periods presented.

Reclassification of 2016 and 2015 comparative operating costs

Reclassification of 2016 and 2015 comparative operating costs

As the nature of the operations of the Group have changed over the last two years management has reviewed how costs are presented on the income statement, allocated between:

·	Research and development costs;

·	Distribution costs, sales and marketing; and

·	Administrative costs.

In order to give a clearer and more meaningful picture of activity within the business, certain costs, previously shown within administrative costs have been reclassified as either research and development costs, or distribution costs, sales and marketing. Comparative figures for 2016 and 2015 have been reclassified using the same allocation basis as the 2017 results to provide consistency.

	2016 reclassified	2016 original	2015 reclassified	2015 original
	£’000	£’000	£’000	£’000

Research and development costs	7,796	6,684	8,710	5,920
Distribution costs, sales and marketing	12,510	9,523	605	374
Administrative costs	5,123	9,222	4,908	7,929
	25,429	25,429	14,223	14,223

Adoption of new and revised standards

Adoption of new and revised standards

A number of new standards, amendments to standards, and interpretations are not effective for 2017, and therefore have not been applied in preparing these financial statements.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted.

IFRS 9 requires the Group to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group expects to apply the simplified approach and record lifetime expected losses on all trade receivables.

The Group plans to adopt the new standard on the required effective date. The Company expects no significant impact on its operating results or financial position.

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014 and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

IFRS 15 Revenue from contracts with customers amends revenue recognition requirements and establishes principles for reporting information regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customer.  The standard replaces IAS 18 Revenue and IAS 11 Construction contracts and related interpretations.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after 1 January 2018. The Group plans to adopt the new standard on the required effective date.

The Company has performed an assessment of the impact of IFRS 15 and has concluded that:

·	The Group’s “Revenue” is largely derived from the sale of pharmaceutical products and services, where control transfers to customers and performance obligations are satisfied at the time of shipment to receipt of the products by the customer or when the services are performed. There is no expectation for IFRS 15 to significantly change the timing or amount of revenue recognised under these arrangements.

·	Grant Revenue is outside the scope of IFRS 15.

The Group will implement the new standard from January 1, 2018 and will apply the modified retrospective method, which requires the recognition of the cumulative effect of initially applying IFRS 15 as at January 1, 2018, to retained earnings and not restate prior years.  However, since the results of the Group’s impact assessment indicates that IFRS 15 is not expected to significantly change the amount or timing of revenue recognition in 2017 or prior periods, an insignificant cumulative adjustment to increase retained earnings will be made.

IFRS 16 Leases

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the re-measurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16 is effective for annual periods beginning on or after 1 January 2019. Early application is permitted, but not before an entity applies IFRS 15. A lessee can choose to apply the standard using either a full retrospective or a modified retrospective approach. The standard’s transition provisions permit certain reliefs.

During 2017 the Group assessed the potential effect of IFRS 16 on its consolidated financial statements. Refer to note 26 for further information on the Group’s operating leases.

The current undiscounted operating lease commitments of £848k as of 31 December 2017 and disclosed in Note 26 provide, subject to the provision of the standard, an indicator of the impact of the implementation of IFRS 16 on the Group’s consolidated balance sheet.

Upon adoption of the new standard, a portion of the annual operating lease costs, which is currently fully recognised as a functional expense, will be recorded as interest expense. In addition, the portion of the annual lease payments recognised in the cash flow statement as a reduction of the lease liability will be recognised as an outflow from financing activities.  Given the leases involved and assuming the current low interest rate environment continues, the Group does not currently expect these effects to be significant.

There are no other IFRS standards or interpretations not currently effective that would be expected to have a material impact on the Group.

Basis for consolidation

Basis for consolidation

The Group financial statements consolidate those of the parent company and all of its subsidiaries. The parent controls a subsidiary if it has power over the investee to significantly direct the activities, exposure, or rights, to variable returns from its involvement with the investee, and the ability to use its power over the investee to affect the amount of the investor’s returns. All subsidiaries have a reporting date of 31 December.

All transactions and balances between Group companies are eliminated on consolidation, including unrealised gains and losses on transactions between Group companies. Where unrealised losses on intra-Group asset sales are reversed on consolidation, the underlying asset is also tested for impairment from a Group perspective. Amounts reported in the financial statements of subsidiaries have been adjusted where necessary to ensure consistency with the accounting policies adopted by the Group.

The loss and other comprehensive income of Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc) acquired in December 2015 is recognised from the effective date of acquisition i.e. 4 December 2015.  Similarly, the loss and other comprehensive income of Zuplenz®, acquired as a business by Midatech Pharma PLC., is recognised from 24 December 2015.

The consolidated financial statements consist of the results of the following entities:

Entity	Summary description
Midatech Pharma PLC	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Trading company
Midatech Andalucia SL	Dormant
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.)	Trading company
Dara Therapeutics, Inc.	Dormant
Midatech Pharma Pty	Trading company

Going concern

Going concern

The Group is subject to a number of risks similar to those of other development and early-commercial stage pharmaceutical companies. These risks include, amongst others, generation of revenues from the existing product portfolio and in due course the development portfolio and risks associated with research, development, testing and obtaining related regulatory approvals of its pipeline products. Ultimately, the attainment of profitable operations is dependent on future uncertain events which include obtaining adequate financing to fulfil the Group’s commercial and development activities and generating a level of revenue adequate to support the Group's cost structure.

The Group has experienced net losses and significant cash outflows from cash used in operating activities over the past years as it develops its portfolio. As at 31 December 2017 the Group had total equity of £34.7m which includes an accumulated deficit of £74.7m, it incurred a net loss for the year to 31 December 2017 of £16.1m and used cash in operating activities of £13.0m for the same period. As at 31 December 2017, the Group had cash and cash equivalents of £13.2m.

The future viability of the Group is dependent on its ability to generate cash from operating activities, to raise additional capital to finance its operations and to successfully obtain regulatory approval to allow marketing of the Group's development products. The Group's failure to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies

The Board of Directors have prepared cash flow forecasts and considered the cash flow requirement for the Group for the next five years. These forecasts show that further financing is likely to be required during the course of the next 12 months, assuming, inter alia, that all development programmes continue as currently planned.  This requirement for additional financing represents a material uncertainty that may cause significant doubt upon the Group’s ability to continue as a going concern, however, the Board of Directors is examining a range of non-dilutive, financing options to meet this near-term cash need that, if successful, would enable the Group to deliver on these key value-driving programmes without requiring equity finance in the short-term.

If the Board of Directors conclude that such funding is unlikely to be available within the required timeframe, expenditure, particularly in respect of the development programmes, could be delayed, thereby extending the cash runway beyond the period of twelve months from the date of approval of these financial statements. Therefore, after considering the uncertainties the Directors consider it is appropriate to continue to adopt the going concern basis in preparing these financial statements.

Revenue

Revenue

The Group’s income streams include milestone income from research and development contracts and the sale of goods. Milestone income is recognised as revenue in the accounting period in which the milestones are achieved. Milestones are agreed on a project by project basis and will be evidenced by set deliverables.

Revenue from the sales of goods by Midatech Pharma US, Inc. is recognised when the significant risks and rewards of ownership are transferred to the buyer and it is probable the previously agreed upon payment will be received. These criteria are considered to be met when the goods are delivered to the buyer. Revenue represents the full list price of products shipped to wholesalers and other customers less product returns, discounts, rebates and other incentives based on the sales price.

Sales to wholesalers provide for selling prices that are fixed on the date of sale, although Midatech Pharma US, Inc offers certain discounts to group purchasing organisations and governmental programmes.  The wholesalers take title to the product, bear the risk and rewards and have ownership of the inventory. The Group has sufficient experience with their material wholesaler distribution channel to reasonably estimate product returns from its wholesalers while the wholesalers are still holding inventory.

Grant revenue

Grant revenue

Where grant income is received, which is not a direct re-imbursement of related costs and at the point at which the conditions have been met for recognition as income, this has been shown within grant revenue.

Government grants and government loans

Government grants and government loans

Where government grants are received as a re-imbursement of directly related costs they are credited to research and development expense in the same period as the expenditure towards which they are intended to contribute.

The Group receives government loans that have a below-market rate of interest. These loans are recognised and measured in accordance with IAS 39. The benefit of the below-market rate of interest is measured as the difference between the initial carrying value of the loan discounted at a market rate of interest and the proceeds received.

The difference is held within deferred revenue as a government grant and is released as a credit to research and development expense in line with the expenditure to which it relates. In a situation where the proceeds were invested in plant and equipment, the deferred revenue is credited to research and development within the income statement in line with the depreciation of the acquired asset.

Business combinations and externally acquired intangible assets

Business combinations and externally acquired intangible assets

Business combinations are accounted for using the acquisition method at the acquisition date, which is the date at which the Group obtains control over the entity. The cost of an acquisition is measured as the amount of the consideration transferred to the seller, measured at the acquisition date fair value, and the amount of any non-controlling interest in the acquiree. The Group measures goodwill initially at cost at the acquisition date, being:

-	the fair value of the consideration transferred to the seller, plus

-	the amount of any non-controlling interest in the acquiree, plus

-	if the business combination is achieved in stages, the fair value of the existing equity interest in the acquiree re-measured at the acquisition date, less

-	the fair value of the net identifiable assets acquired and assumed liabilities

Acquisition costs incurred are expensed and included in administrative costs. Any contingent consideration to be transferred by the acquirer is recognised at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration, whether it is an asset or liability, will be recognised either as a profit or loss or as a change to other comprehensive income. If the contingent consideration is classified as equity, it is not re-measured.

An intangible asset, which is an identifiable non-monetary asset without physical substance, is recognised to the extent that it is probable that the expected future economic benefits attributable to the asset will flow to the Group and that its cost can be measured reliably. The asset is deemed to be identifiable when it is separable or when it arises from contractual or other legal rights.

Externally acquired intangible assets other than goodwill are initially recognised at cost and subsequently amortised on a straight-line basis over their useful economic lives where they are in use. The amortisation expense is included within the distribution costs, sales and marketing in the consolidated statement of comprehensive income. Goodwill is stated at cost less any accumulated impairment losses.

The amounts ascribed to intangibles recognised on business combinations are arrived at by using appropriate valuation techniques (see section related to critical estimates and judgements below).

In-process research and development (IPRD) programmes acquired in business combinations are recognised as assets even if subsequent expenditure is written off because the criteria specified in the policy for development costs below are not met.  IPRD is subject to annual impairment testing until the completion or abandonment of the related project.  No further costs are capitalised in respect of this IPRD unless they meet the criteria for research and development capitalisation as set out below.

As per IFRS 3, once the research and development of each defined project is completed, the carrying value of the acquired IPRD is reclassified as a finite-lived asset and amortised over its useful life.

Product and marketing rights acquired in business combinations are recognised as assets and are amortised over their useful life. Under the terms of various licenses, the Group holds the US rights to sell four products approved by the US Food and Drug Administration: Zuplenz®, Gelclair®, Oravig® and Soltamox®.

The significant intangibles recognised by the Group and their useful economic lives are as follows:

Goodwill	-	Indefinite life
IPRD	-	In process, not yet amortising
IT and website costs	-	4 years
Product and marketing rights	-	Between 2 and 13 years

The useful economic life of IPRD will be determined when the in-process research projects are completed.

Internally generated intangible assets (development costs)

Internally generated intangible assets (development costs)

Expenditure on the research phase of an internal project is recognised as an expense in the period in which it is incurred. Development costs incurred on specific projects are capitalised when all the following conditions are satisfied:

·	Completion of the asset is technically feasible so that it will be available for use or sale

·	The Group intends to complete the asset and use or sell it

·	The Group has the ability to use or sell the asset and the asset will generate probable future economic benefits (over and above cost)

·	There are adequate technical, financial and other resources to complete the development and to use or sell the asset, and

·	The expenditure attributable to the asset during its development can be measured reliably.

Judgement is applied when deciding whether the recognition criteria are met. Judgements are based on the information available. In addition, all internal activities related to the research and development of new projects are continuously monitored by the Directors.  The Directors consider that the criteria to capitalise development expenditure are not met for a product prior to that product receiving regulatory approval in at least one country.

Development expenditure not satisfying the above criteria, and expenditure on the research phase of internal projects are included in research and development costs recognised in the Consolidated Statement of Comprehensive Income as incurred. No projects have yet reached the point of capitalisation.

Impairment of non-financial assets

Impairment of non-financial assets

Assets that have an indefinite useful life, for example goodwill, or intangible assets not ready for use, such as IPRD, are not subject to amortisation and are tested annually for impairment.  Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.  An impairment loss is recognised for the amount by which the asset’s carrying amount exceeds its recoverable amount.  The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. An impairment charge of £1.5m was recognised in 2017 against the IPRD of the Midatech Pharma (Wales) Ltd cash generating unit. An impairment charge of £11.4m was recognised in 2016 against the product rights of Oravig, a product of Midatech Pharma US

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units). The Group at 31 December 2017 had two cash generating units (2016: Two, 2015: Two), see note 13. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of impairment at each reporting date.

Impairment charges are included in profit or loss, except, where applicable, to the extent they reverse gains previously recognised in other comprehensive income. An impairment loss recognised for goodwill is not reversed.

Patents and trademarks

Patents and trademarks

The costs incurred in establishing patents and trademarks are either expensed in accordance with the corresponding treatment of the development expenditure for the product to which they relate or capitalised if the development expenditure to which they relate has reached the point of capitalisation as an intangible asset.

Joint arrangements

Joint arrangements

The Group is a party to a joint arrangement when there is a contractual arrangement that confers joint control over the relevant activities of the arrangement to the Group and at least one other party. Joint control is assessed under the same principles as control over subsidiaries.

The Group classifies its interests in joint arrangements as either:

·	Joint ventures: where the Group has rights to only the net assets of the joint arrangement.

·	Joint operations: where the Group has both the rights to assets and obligations for the liabilities of the joint arrangement.

In assessing the classification of interests in joint arrangements, the Group considers:

·	The structure of the joint arrangement

·	The legal form of joint arrangements structured through a separate vehicle

·	The contractual terms of the joint arrangement agreement

·	Any other facts and circumstances (including any other contractual arrangements).

The Group accounts for its interests in joint ventures using the equity method. The equity accounted joint venture is highly immaterial with no profit and loss impact during 2017 (2016: Nil, 2015: Nil).

Any premium paid for an investment in a joint venture above the fair value of the Group's share of the identifiable assets, liabilities and contingent liabilities acquired is capitalised and included in the carrying amount of the investment in joint venture. Where there is objective evidence that the investment in a joint venture has been impaired the carrying amount of the investment is tested for impairment in the same way as other non-financial assets.

Amounts received under collaborative joint agreements, representing contributions to the Group’s research and development programmes, are recognised as a credit against research and development expense in the period over which the related costs are incurred. All costs related to these collaborative agreements are recorded as research and development expenditure.

The Group accounts for its interests in joint operations by recognising its share of assets, liabilities, revenues and expenses in accordance with its contractually conferred rights and obligations.

Foreign currency

Foreign currency

Transactions entered into by subsidiaries entities in a currency other than the currency of the primary economic environment, in which they operate, are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the reporting date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognised immediately in profit or loss.

The presentational currency of the Group is Pounds Sterling, and the reporting currency is also Pounds Sterling. Foreign subsidiaries use the local currencies of the country where they operate. On consolidation, the results of overseas operations are translated into Pounds Sterling at rates approximating to those ruling when the transactions took place.  All assets and liabilities of overseas operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date. Exchange differences arising on translating the opening net assets at opening rate and the results of overseas operations at actual rate are recognised in other comprehensive income and accumulated in the foreign exchange reserve.

Exchange differences recognised in the profit or loss of Group entities on the translation of long-term monetary items forming part of the Group's net investment in the overseas operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognised in the foreign exchange reserve relating to that operation up to the date of disposal are transferred to the consolidated statement of comprehensive income as part of the profit or loss on disposal.

Financial assets

Financial assets

The Group does not have any financial assets which it would classify as fair value through profit or loss, available for sale or held to maturity. Therefore, all financial assets are classed as loans and receivables as defined below.

Loans and receivables

These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.  They arise principally through the provision of goods and services to customers (e.g. trade receivables), but also incorporate other types of contractual monetary asset.  They are initially recognised at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortised cost using the effective interest rate method, less provision for impairment.

Impairment provisions are recognised when there is objective evidence (such as significant financial difficulties on the part of the counterparty or default or significant delay in payment) that the Group will be unable to collect all of the amounts due under the terms, the amount of such a provision being the difference between the net carrying amount and the present value of the future expected cash flows associated with the impaired receivable.

For trade receivables, which are reported net; such provisions are recorded in a separate allowance account with the loss being recognised within administrative expenses in the consolidated statement of comprehensive income.  On confirmation that the trade receivable will not be collectable, the gross carrying value of the asset is written off against the associated provision.

The Group's loans and receivables comprise trade and other receivables and cash and cash equivalents in the consolidated statement of financial position.

Cash and cash equivalents include cash in hand, deposits held at call with original maturities of three months or less.

Financial liabilities

Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit and loss (“FVTPL”)

The Group assumed fully vested warrants and share options on the acquisition of DARA Biosciences, Inc. The number of ordinary shares to be issued when exercised is fixed, however the exercise prices are denominated in US Dollars being different to the functional currency of the parent company. Therefore, the warrants and share options are classified as equity settled derivative financial liabilities through the profit and loss account. The financial liabilities were valued using the Black-Scholes option pricing model. Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognised in profit or loss. The net gain or loss recognised in profit or loss incorporated any interest paid on the financial liability and is included in the ‘other gains and losses’ line item in the income statement. Fair value is determined in the manner described in note 22.

Other financial liabilities include the following items:

·	Borrowings are initially recognised at fair value net of any transaction costs directly attributable to the issue of the instrument. Such interest-bearing liabilities are subsequently measured at amortised cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position. Interest expense in this context includes initial transaction costs and premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding.

·	Government loans received on favourable terms below market rate are discounted at a market rate of interest. The difference between the present value of the loan and the proceeds is held as a government grant within deferred revenue and is released to research and development expenditure in line with when the asset or expenditure is recognised in the income statement.

·	Trade payables and other short-term monetary liabilities are initially recognised at fair value and subsequently carried at amortised cost using the effective interest method.

Share capital

Share capital

Financial instruments issued by the Group are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Group has two classes of share in existence:

·	Ordinary shares of £0.00005 each are classified as equity instruments;

·	Deferred shares of £1 each are classified as equity instruments.

Retirement benefits: defined contribution schemes

Retirement benefits: defined contribution schemes

Contributions to defined contribution pension schemes are charged to the consolidated statement of comprehensive income in the year to which they relate.

Provisions

Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Share-based payments

Share-based payments

The Group operates a number of equity-settled, share-based compensation plans, under which the entity receives services from employees as consideration for equity instruments (options) of the Group. The fair value of the employee services received in exchange for the grant of the options is recognised as an expense. The total amount to be expensed is determined by reference to the fair value of the options granted:

·	including any market performance conditions (including the share price);

·	excluding the impact of any service and non-market performance vesting conditions (for example, remaining an employee of the entity over a specified time period); and

·	including the impact of any non-vesting conditions (for example, the requirement for employees to save).

Non-market performance and service conditions are included in assumptions about the number of options that are expected to vest. The total expense is recognised over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. Where vesting conditions are accelerated on the occurrence of a specified event, such as a change in control or initial public offering, such remaining unvested charge is accelerated to the income statement.

In addition, in some circumstances employees may provide services in advance of the grant date and therefore the grant date fair value is estimated for the purposes of recognising the expense during the period between service commencement period and grant date.

At the end of each reporting period, the Group revises its estimates of the number of options that are expected to vest based on the non-market vesting conditions. It recognises the impact of the revision to original estimates, if any, in the income statement, with a corresponding adjustment to equity. When the options are exercised, the Company issues new shares. The proceeds received net of any directly attributable transaction costs are credited to share capital (nominal value) and share premium.

Leased assets

Leased assets

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Group (a "finance lease"), the asset is treated as if it had been purchased outright.  The amount initially recognised as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease.  The corresponding lease commitment is shown as a liability.  Lease payments are analysed between capital and interest.  The interest element is charged to the consolidated statement of comprehensive income over the period of the lease and is calculated so that it represents a constant proportion of the lease liability.  The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Group (an "operating lease"), the total rentals payable under the lease are charged to the consolidated statement of comprehensive income on a straight-line basis over the lease term.  The aggregate benefit of lease incentives is recognised as a reduction of the rental expense over the lease term on a straight-line basis.

Deferred taxation

Deferred taxation

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

·	the initial recognition of goodwill;

·	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

·	investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax assets or liabilities are recovered or settled.

Property, plant and equipment

Property, plant and equipment

Items of property, plant and equipment are initially recognised at cost.  As well as the purchase price, cost includes directly attributable costs.

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives.  It is provided at the following rates:

Fixtures and fittings	-	25% per annum straight line
Leasehold improvements	-	10% per annum straight line
Laboratory equipment	-	15% - 25% per annum straight line
Computer equipment	-	25% per annum straight line

Inventories

Inventories

Inventories are stated at the lower of cost or net realisable value. Net realisable value is the market value. In evaluating whether inventories are stated at the lower of cost or net realisable value, management considers such factors as the amount of inventory on hand and in the distribution channel, estimated time required to sell such inventory, remaining shelf life, and current and expected market conditions, including levels of competition.

If net realisable value is lower than the carrying amount a write down provision is recognised for the amount by which the carrying value exceeds its net realisable value.

Inventory is valued at the lower of cost or market value using the FIFO method. Inventory is charged to the income statement as cost of sales as it is sold.